Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
NOTE 2 — FAIR VALUE MEASUREMENTS
The Plan accounts for certain assets and liabilities at fair value. The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Plan categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

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Level 1 – inputs are based upon unadjusted quoted prices for identical instruments in active markets. The Plan’s Level 1 non-derivative investments primarily include domestic and international equities, mutual funds, and U.S. government securities. The Plan’s Level 1 derivative assets include those actively traded on exchanges.

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Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, credit spreads, foreign exchange rates, and forward and spot prices for currencies and commodities. The Plan’s Level 2 non-derivative investments consist primarily of mutual funds in the Plan’s separately managed accounts. These mutual funds are registered under the Investment Company Act of 1940 but are not registered under the Securities Act of 1933 and the prices are made available directly from the investment manager. The Plan’s Level 2 derivative assets and liabilities primarily include certain over-the-counter option and currency contracts.

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Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. As of December 31, 2025 and 2024, the Plan did not hold any financial instruments categorized as Level 3.

Mutual funds are valued at the closing price as reported by the fund. Common stocks are valued at the closing price reported on the active markets on which the individual securities are traded. Brokerage account holdings include a variety of common stocks and mutual funds.
Common collective trusts are valued using the Net Asset Value (“NAV”) as a practical expedient and are not categorized in the fair value hierarchy. NAV is provided by the fund’s issuer and is based on the fair value of the underlying investments held by the fund less its liabilities. In the event the Plan were to initiate a full redemption of a common collective trust, the fund’s issuer reserves the right to temporarily delay withdrawal from the common collective trust in order to ensure that securities liquidations will be carried out in an orderly business manner. The common collective trusts have no unfunded commitments, other redemption restrictions, or redemption notice periods. The underlying portfolios of the common collective trusts are comprised of a mix of stocks, bonds, commodities, and cash.
One of the common collective trusts, the State Street Government Short Term Investment Fund (“SSBK Govt STIF Fund”), does not file as a direct filing entity with the Department of Labor. The investment strategy of this fund is to provide safety of principal, daily liquidity, and a competitive yield over the long term. The SSBK Govt STIF Fund invests primarily in repurchase agreements and U.S. Treasury obligations.

Financial Instruments Measured at Fair Value

December 31, 2025	Level 1	Level 2	Total

Mutual funds	$0	$0	$0
Microsoft Common Stock	5,142,641,059	0	5,142,641,059
Separately managed accounts:
Publicly-traded stock	7,574,312,971	0	7,574,312,971
Mutual funds	0	1,791,245,275	1,791,245,275
Other	0	32,187,689	32,187,689
Brokerage accounts	6,477,323,163	125,065,084	6,602,388,247

Total	$19,194,277,193	$1,948,498,048	21,142,775,241
Common collective trusts measured at NAV			53,174,958,031
Separately managed accounts:
Common collective trusts measured at NAV			1,315,532,151

Total Investments at Fair Value			$75,633,265,423

December 31, 2024	Level 1	Level 2	Total

Mutual funds	$9,181,148,993	$0	$9,181,148,993
Microsoft Common Stock	5,063,721,519	0	5,063,721,519
Separately managed accounts:
Publicly-traded stock	5,581,875,657	0	5,581,875,657
Mutual funds	0	1,518,134,041	1,518,134,041
Other	0	49,048,486	49,048,486
Brokerage accounts	4,977,729,263	109,333,085	5,087,062,348

Total	$24,804,475,432	$1,676,515,612	26,480,991,044

Common collective trusts measured at NAV			38,419,549,176

Separately managed accounts:
Common collective trusts measured at NAV			457,280,957

Total Investments at Fair Value			$65,357,821,177